Other Payables - Summary of Other Payables (Details) - USD ($)	Feb. 28, 2021	Feb. 29, 2020
Trade And Other Payables [Abstract]
Accruals	$ 6,726,147	$ 1,139,322
Provisions	1,750,000	29,267
Other payables	192,494	8,309
Other Payables	$ 8,668,641	$ 1,176,898